UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         SOUTH TEXAS MONEY MANAGEMENT, LTD.
Address:                      101 W. OLMOS - SUITE 100
                                    SAN ANTONIO, TX  78212

13F File Number:  801-58167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Madelon Leone, CFA           Name: Jeanie Wyatt
Title: Senior Investment Advisor    Title: CEO
Phone: 210-824-8916                 Phone: 210-824-8916

Madelon Leone   San Antonio, Texas    February 13, 2004

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
3M Company               Common    88579Y101       1001        11772   X                         11772
AFLAC, Inc.              Common    001055102       3459        95594   X                         95594
Abbott Laboratories      Common    002824100        897        19246   X                         19246
Aetna Inc                Common    00817Y108        228         3375   X                          3375
Air Products and Chemic  Common    009158106        306         5795   X                          5795
Alberto Culver Co        Common    013068101       1126        17855   X                         17855
Alltel Corp              Common    020039103        227         4881   X                          4881
American Express Co      Common    025816109        583        12084   X                         12084
American Intl Group Inc  Common    026874107       1927        29072   X                         29072
Amgen Inc                Common    031162100       2734        44249   X                         44249
Anheuser-Busch           Common    035229103       5189        98496   X                         98496
Apache Corp              Common    037411105       3942        97210   X                         97210
Aptargroup               Common    038336103       1490        38197   X                         38197
BP P.L.C.                Common    055622104        882        17870   X                         17870
Bank One Corp            Common    06423A103        800        17547   X                         17547
Bank of America Corp     Common    060505104        544         6768   X                          6768
Becton Dickinson & Co    Common    075887109       3141        76357   X                         76357
Berkshire Hathaway Inc   Common    084670207        701          249   X                           249
Borg Warner Inc Com      Common    099724106        230         2700   X                          2700
Boston Scientific Corp   Common    101137107        257         7000   X                          7000
Bristol Myers Squibb     Common    110122108        345        12069   X                         12069
CSX Corp                 Common    126408103       2209        61462   X                         61462
Callaway Golf Co         Common    131193104       1781       105699   X                        105699
Canadian National Railw  Common    136375102       4764        75290   X                         75290
Cardinal Health, Inc.    Common    14149Y108        200         3271   X                          3271
Carnival Corp            Common    143658300        884        22258   X                         22258
Cendant Corp             Common    151313103        325        14595   X                         14595
Centurytel Inc           Common    156700106       2060        63162   X                         63162
ChevronTexaco Corp       Common    166764100        251         2907   X                          2907
Chubb Corp               Common    171232101        615         9030   X                          9030
Citigroup Inc            Common    172967101       1258        25918   X                         25918
Clear Channel Communica  Common    184502102        449         9581   X                          9581
Coca Cola Enterprises    Common    191219104       1963        89774   X                         89774
Coca-Cola Co             Common    191216100       1129        22248   X                         22248
Cognos Inc               Common    19244C109       1039        33946   X                         33946
Conagra Foods Inc        Common    205887102       4957       187854   X                        187854
ConocoPhillips           Common    20825C104        351         5348   X                          5348
Constellation Brands In  Common    21036P108        976        29653   X                         29653
Cullen/Frost Bankers In  Common    229899109        685        16885   X                         16885
DJ US Technology         Common    464287721       9077       187116   X                        187116
DJ US Utilities Sector   Common    464287697       4834        83937   X                         83937
Darden Restaurants Inc   Common    237194105       2106       100075   X                        100075
Dell Inc                 Common    24702R101       4048       119124   X                        119124
Delphi Corporation       Common    247126105       1251       122481   X                        122481
Eaton Corp               Common    278058102        783         7249   X                          7249
Echostar Communications  Common    278762109        248         7300   X                          7300
Electronic Arts Inc      Common    285512109       2023        42434   X                         42434
Encana Corporation       Common    292505104       1557        39479   X                         39479
Exxon Mobil Corp         Common    30231G102       3121        76125   X                         76125
Fannie Mae               Common    313586109        320         4269   X                          4269
Fidelity National Finan  Common    316326107        241         6833   X                          6833
First Data Corp          Common    319963104        592        14405   X                         14405
First Tennessee Nationa  Common    337162101       1152        26131   X                         26131
General Electric Co      Common    369604103       3403       109860   X                        109860
General Mills Inc        Common    370334104        231         5100   X                          5100
Goldman Sach Group Inc   Common    38141G104        273         2762   X                          2762
HL & JE Collins Real Es  Common    999MTG495         23        23259   X                         23259
IBM Corporation          Common    459200101        834         9000   X                          9000
IShares Tr S&p Midcap 4  Common    464287507        206         1788   X                          1788
Ilex Oncology Inc Com    Common    451923106        266        12500   X                         12500
Intel Corp               Common    458140100       2366        73835   X                         73835
J P Morgan Chase & Co    Common    46625H100        324         8825   X                          8825
Johnson & Johnson        Common    478160104       4992        96627   X                         96627
L-3 Communications Hldg  Common    502424104       1020        19861   X                         19861
Lehman Bros. Holding In  Common    524908100       1458        18880   X                         18880
Lennar Corp              Common    526057104        313         6526   X                          6526
Lennox International, I  Common    526107107       4511       270132   X                        270132
Lincare Holdings Inc     Common    532791100       1295        43068   X                         43068
Lincoln National Corp I  Common    534187109       1082        26795   X                         26795
Liz Claiborne Inc Com    Common    539320101       3153        88918   X                         88918
Lockheed Martin Corp.    Common    539830109        202         3930   X                          3930
Lot$off Corp Com         Common    545674103          0        16000   X                         16000
Lowes Companies Inc      Common    548661107       4687        84620   X                         84620
MBIA Inc                 Common    55262C100       2633        44452   X                         44452
Magna International Inc  Common    559222401        776         9690   X                          9690
Materials Select         Common    81369Y100       8168       306044   X                        306044
Medtronic Inc.           Common    585055106        329         6776   X                          6776
Merck & Company, Inc     Common    589331107        733        15860   X                         15860
Metlife Inc              Common    59156R108       2071        61495   X                         61495
Microsoft Corp           Common    594918104       1489        54419   X                         54419
Morgan Stanley           Common    617446448        344         5945   X                          5945
Newfield Exploration Co  Common    651290108       1799        40401   X                         40401
Nextel Communications C  Common    65332V103        253         9000   X                          9000
Nokia Corp ADS           Common    654902204        187        10994   X                         10994
Northrop Grumman Corp    Common    666807102        403         4213   X                          4213
Patterson Dental         Common    703412106       3214        50223   X                         50223
Pentair Inc              Common    709631105       2638        57718   X                         57718
Pepsico Inc              Common    713448108       3217        69002   X                         69002
Performance Food Group   Common    713755106        774        21387   X                         21387
Pfizer Inc               Common    717081103       2219        62805   X                         62805
ProLogis  Reit           Common    743410102        939        29255   X                         29255
Proctor & Gamble         Common    742718109       1541        15431   X                         15431
Qlogic Corporation Com   Common    747277101        411         7971   X                          7971
Respironics Inc          Common    761230101        687        15186   X                         15186
Ruby Tuesday Inc Georgi  Common    781182100       1217        42714   X                         42714
San Juan Basin Rty Trus  Notes     798241105      10906       502807   X                        502807
Sealed Air Corp New Com  Common    81211K100        997        18416   X                         18416
Southwest Airlines Co    Common    844741108       1320        81764   X                         81764
Taiwan Semiconductor Ma  Common    874039100        214        20909   X                         20909
Tanox Inc                Common    87588Q109        230        15504   X                         15504
Technology Select Secto  Common    81369Y803       6000       294410   X                        294410
Textron Inc              Common    883203101       4193        73484   X                         73484
Time Warner Inc          Common    887317105       1592        88470   X                         88470
Tom Brown, Inc.          Common    115660201        848        26300   X                         26300
Torchmark corp           Common    891027104       2482        54505   X                         54505
Transportation Equities  Common    893881102          0        50000   X                         50000
Union Pacific Corp       Common    907818108       1016        14629   X                         14629
UnitedHealth Group Inc   Common    91324P102       2979        51201   X                         51201
Valero Energy Corp       Common    91913Y100       1503        37670   X                         37670
Valero L P Com           Common    91913W104        325         6537   X                          6537
Verizon Communications   Common    92343V104       3971       113208   X                        113208
Wal Mart Stores          Common    931142103       1912        36039   X                         36039
Walt Disney Co           Common    254687106       4369       187266   X                        187266
Washington Real Estate   Common    939653101        219         7500   X                          7500
Wellpoint Health Networ  Common    94973H108        452         4661   X                          4661
Wells Fargo & Co         Common    949746101       1609        27328   X                         27328
Wrigley WM Jr Co         Common    982526105       2002        35614   X                         35614
Wyeth                    Common    983024100        920        21684   X                         21684
Zimmer Holdings Inc      Common    98956P102       4805        68249   X                         68249
Zions Bancorpation       Common    989701107        907        14786   X                         14786

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   119

Form 13F Information Table Value Total:  209,710